ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payable and accrued liabilities	$ 208,736	$ 121,546
Payroll and government remittances	22,960	17,637
Warrant liability	4,254	0
Accounts payable and accrued liabilities	$ 235,950	$ 139,183